Summary of Significant Accounting Policies (Details) - Schedule of basic and diluted net loss per common share - USD ($)		3 Months Ended	9 Months Ended
	Mar. 31, 2021	Mar. 31, 2022	Dec. 31, 2021
Class A Common Stock [Member]
Numerator:
Allocation of net loss, as adjusted		$ (580,610)	$ (24,906)
Denominator:
Basic weighted average shares outstanding		8,072,272	216,404
Basic net loss per common share		$ (0.07)	$ (0.12)
Class B Common Stock [Member]
Numerator:
Allocation of net loss, as adjusted		$ (139,396)	$ (215,794)
Denominator:
Basic weighted average shares outstanding	1,875,000	1,938,038	1,875,000 [1]
Basic net loss per common share	$ 0	$ (0.07)	$ (0.12)

[1]	Excludes an aggregate of up to 281,250 shares of Class B common stock subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriters (see Notes 5 and 7).